INTANGIBLE ASSETS AND GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION

As of March 31, 2025, intangible assets subject to amortization consisted of the following:

	March 31, 2025
	Amortization period (years)	Gross Amount	Accumulated Amortization	Net finite intangible assets
Customer relationships	5	$388,000	$(203,093)	$187,907
Contractual employment agreements	3	310,000	(291,122)	18,878
Acquired capitalized internal-use software development costs	3	1,023,325	(117,694)	905,631
		$1,721,325	$(611,909)	$1,109,416

SAFE PRO GROUP INC. AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE THREE MONTHS ENDED MARCH 31, 2025 AND 2024
(unaudited)

For the three months ended March 31, 2025, amortization of intangible assets amounted to $84,341.

As of December 31, 2024, intangible assets subject to amortization consisted of the following:

	December 31, 2024
	Amortization period (years)	Gross Amount	Accumulated Amortization	Net finite intangible assets
Customer relationships	5	$388,000	$(183,819)	$204,181
Contractual employment agreements	3	310,000	(271,337)	38,663
Acquired capitalized internal-use software development costs	3	918,213	(72,412)	845,801
		$1,616,213	$(428,068)	$1,088,645

As of December 31, 2024, intangible assets subject to amortization consisted of the following:

	December 31, 2024
	Amortization period (years)	Gross Amount	Accumulated Amortization	Net finite intangible assets
Customer relationships	5	$388,000	$(183,819)	$204,181
Contractual employment agreements (1)	3	310,000	(271,337)	38,663
Acquired capitalized internal-use software development costs	3	918,213	(72,412)	845,801
		$1,616,213	$(428,068)	$1,088,645

(1)	Amortization related to Airborne Response’s contractual employment agreement for Daniyel Erdberg, the Company’s CEO, was cancelled on August 30, 2024 and was fully amortized in the amount of $25,833. Currently Mr. Erdberg’s employment agreement is with Safe Pro Group Inc.

As of December 31, 2023, intangible assets subject to amortization consisted of the following:

	December 31, 2023
	Amortization period (years)	Gross Amount	Accumulated Amortization	Net finite intangible assets
Customer relationships	5	$388,000	$(106,145)	$281,855
Contractual employment agreements	3	310,000	(150,188)	159,812
Acquired capitalized internal-use software development costs	3	545,625	-	545,625
		$1,243,625	$(256,333)	$987,292

SCHEDULE OF GOODWILL

On March 31, 2025 and December 31, 2024, goodwill consisted of the following:

	March 31, 2025	December 31, 2024
Safe-Pro USA	$518,255	$518,255
Airborne Response	166,612	166,612
Total goodwill	$684,867	$684,867
On December 31, 2024 and 2023, goodwill consisted of the following:
	December 31,
	2024	2023
Safe-Pro USA	$518,255	$518,255
Airborne Response	166,612	166,612
Total goodwill	$684,867	$684,867

SCHEDULE OF AMORTIZATION OF INTANGIBLE ASSETS

Amortization of intangible assets with finite lives attributable to future periods is as follows:

Year ending March 31:	Amount
2025	$245,179
2026	272,712
2027	249,424
2028	204,665
2029	137,436
Total	$1,109,416

Amortization of intangible assets with finite lives attributable to future periods is as follows:

Year ending December 31:	Amount
2025	$327,787
2026	289,123
2027	260,285
2028	211,450
2029 and after	-
Total	$1,088,645